Condensed Financial Information of Deswell Industries, Inc. (Details) $ in Thousands, ¥ in Millions	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Net assets of subsidiaries restricted amount	$ 51,984	¥ 376	$ 52,697	¥ 376